OTHER CURRENT AND NON-CURRENT ASSETS - Noncurrent (Details) - CAD ($) $ in Thousands		Mar. 31, 2021	Mar. 31, 2020
OTHER CURRENT AND NON-CURRENT ASSETS
Customer acquisition costs	[1]	$ 27,318	$ 43,686
Other long-term assets		7,944	12,764
Other non-current assets		$ 35,262	$ 56,450

[1]	Amortization of $88.5 million is charged to selling commission expense in the Consolidated Statement of Loss.